Offerings - Offering: 1	Apr. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $.01 par value per share
Amount Registered | shares	479,166,667
Proposed Maximum Offering Price per Unit	1.20
Maximum Aggregate Offering Price	$ 575,000,000.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 79,407.50
Offering Note	(a) Includes 62,500,000 common shares of beneficial interest, which may be purchased by the underwriters upon exercise of the underwriters' option to purchase additional common shares. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant initially deferred payment of all of the registration fees for the Registrant's Registration Statement on Form S-3 (File No. 333-281645) filed with the Securities and Exchange Commission on August 19, 2024, or the Registration Statement. Calculated in accordance with Rule 457(r), this "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the Registration Statement.